SHARE CAPITAL & SHARE PREMUIM - ADS's (Details)	1 Months Ended	12 Months Ended
	May 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 $ / shares	Dec. 12, 2022 $ / shares	Jun. 30, 2022 $ / shares	May 06, 2022 $ / shares
Disclosure of depositary receipts [line items]
ADS's Issued | $		$ 56,113,000	$ 23,147,000
Par value of shares issued		$ 0.000005		$ 0.000005	$ 0.000005	$ 0.000005	$ 0.000005
ADS Member
Disclosure of depositary receipts [line items]
ADS's Issued | $	$ 3,096,600
Number of shares represented by one depositary receipt	10
Shares issued, price per share	$ 1.956
Par value of shares issued	$ 0.000005